Business segment information (Tables)	12 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
Percentage of net sales

	Year ended March 31,
Product Line	2020	2021	2022
Scales	44%	41%	60%
Pet Electronic Products and Others	49%	52%	32%
Rental and Management	7%	7%	8%
Total	100%	100%	100%

Business segment financial information

	Net revenue	Cost of revenue	Operating income / loss	Identifiable assets as of March 31,	Depreciation and amortization	Capital expenditure
	$ in thousands	$ in thousands	$ in thousands	$ in thousands	$ in thousands	$ in thousands
2020
Scales	5,836	3,194	448	4,940	317	534
Pet Electronic Products and Others	6,359	1,757	867	5,384	346	581
Rental and Management	901	739	(953)	4,026	442	9

Total operating segments	13,096	5,690	362	14,350	1,105	1,124
Corporate	—	—	—	9,851	—	—

Group	13,096	5,690	362	24,201	1,105	1,124

2021
Scales	6,494	2,283	949	4,591	285	142
Pet Electronic Products and Others	8,063	2,834	1,179	5,700	354	176
Rental and Management	1,033	823	(922)	4,096	442	382

Total operating segments	15,590	5,940	1,206	14,387	1,081	700
Corporate	—	—	—	11,255	—	—

Group	15,590	5,940	1,206	25,642	1,081	700

2022
Scales	8,811	4,472	(842)	7,597	439	162
Pet Electronic Products and Others	4,765	2,418	(455)	4,109	238	88
Rental and Management	1,225	789	(921)	4,736	464	955

Total operating segments	14,801	7,679	(2,218)	16,442	1,141	1,205
Corporate	—	—	—	7,308	—	—

Group	14,801	7,679	(2,218)	23,750	1,141	1,205

Total property plant and equipment

	March 31,	March 31,
	2021	2022
	$ in thousands	$ in thousands
Hong Kong	750	702
The PRC	8,750	9,293

Property, plant and equipment, net	9,500	9,995

Geographic net export sales

	Year ended March 31,
	2020		2021		2022
	$ in thousands	%	$ in thousands	%	$ in thousands	%

United States	7,453	57	9,732	62	8,340	56
Germany	3,613	28	3,666	24	4,602	31
The PRC	1,288	10	1,403	9	1,322	9

	12,354	95	14,801	95	14,264	96

Customer geographic net export sales

		Year Ended March 31,
		2020		2021		2022
Customers	Segment	$ in thousands	%	$ in thousands	%	$ in thousands	%
Customer A	Scales	3,573	27	3,633	23	4,511	30
Customer C	Scales	1,239	9	1,386	9	1,703	12

		4,812	36	5,019	32	6,214	42